Other Non-Current Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Prepaid Rent USD ($)	Mar. 31, 2013 Prepaid Rent INR	Mar. 31, 2012 Prepaid Rent INR	Mar. 31, 2013 Prepaid Expenses USD ($)	Mar. 31, 2013 Prepaid Expenses INR	Mar. 31, 2012 Prepaid Expenses INR	Mar. 31, 2013 Deferred Income Taxes USD ($)	Mar. 31, 2013 Deferred Income Taxes INR	Mar. 31, 2012 Deferred Income Taxes INR	Mar. 31, 2013 Prepaid Pension Asset USD ($)	Mar. 31, 2013 Prepaid Pension Asset INR	Mar. 31, 2012 Prepaid Pension Asset INR	Mar. 31, 2013 Amount Paid under Protest License Fee USD ($)	Mar. 31, 2013 Amount Paid under Protest License Fee INR	Mar. 31, 2012 Amount Paid under Protest License Fee INR	Mar. 31, 2013 Amount Paid under Protest Others Paid under Protest USD ($)	Mar. 31, 2013 Amount Paid under Protest Others Paid under Protest INR	Mar. 31, 2013 Others USD ($)	Mar. 31, 2013 Others INR	Mar. 31, 2012 Others INR
Other Assets Noncurrent [Line Items]
Other non-current assets	$ 201	10,982	12,103	$ 35	1,911	1,933	$ 46	2,493	2,473	$ 8	454	790	$ 33	1,808	2,142	$ 32	1,741	2,899	$ 5	256	$ 42	2,319	1,866